UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22010

Cohen & Steers European Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

June 9, 2008

To Our Shareholders:

We are pleased to submit to you our report for the six-month period ended April 30, 2008. The net asset values per share at that date were $8.34, $8.32, and $8.36 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in net asset value, for the fund and the comparative benchmark were:

For the Six Months Ended April 30, 2008
Cohen & Steers European Realty Shares—Class A	–9.99%
Cohen & Steers European Realty Shares—Class C	–10.20%
Cohen & Steers European Realty Shares—Class I	–9.78%
FTSE EPRA/NAREIT Europe Index[a]	–9.19%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

Investment Review

The six month period ended April 30, 2008 was negative for European real estates securities. As the period began, a credit crisis born of rising delinquencies on low-quality U.S. mortgages was already well underway. Liquidity and transaction financing were scarce, making it all but impossible to confirm real estate valuations. The slowing global economy also depressed real estate securities, as it raised concerns regarding underlying fundamentals. But conditions stabilized somewhat later on in the period in the wake of a series of aggressive central bank actions, notably by the U.S. Federal Reserve, aimed at improving liquidity in global credit markets.

a  The FTSE EPRA/NAREIT Europe Index is an unmanaged portfolio of approximately 95 constituents from 15 countries in the Europe region.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

The U.K. underperformed

The United Kingdom (which had a total return of –14.5% in the period)1 felt the pressure of rising cap rates (although the rate of increase slowed in the second half of the period) along with growing concerns over rent levels for London offices.

The Bank of England (BOE) lowered interest rates in the period, by 75 basis points, to 5.0%. The BOE also attempted to increase liquidity in April by allowing commercial banks to exchange mortgage-related securities for government bonds, as the Federal Reserve has done in the United States. At the period's end, these actions had failed to materially improve sentiment toward the U.K. market—but monetary policies can take several months to bear fruit. Further rate cuts are unlikely while inflation continues to rise.

Europe Total Returns in Local Currencies
October 31, 2007–April 30, 2008

Germany fell sharply while France outperformed

The European Central Bank (ECB) left interest rates steady due to heightened inflation concerns on the continent. Its mandate—like the BOE, but unlike the U.S. Federal Reserve Bank (which aggressively cut rates in the period)—is solely to manage inflation. The ECB did, however, inject significant liquidity, accepting asset-backed securities as collateral.

Germany's poor performance (–31.8%) was due more to company-specific factors, such as high leverage, than to economic concerns. Italy (–38.6%) underperformed as worries over its economy intensified. However, the market saw

1  Country returns are in local currencies as measured by the FTSE EPRA/NAREIT Europe Index and FTSE EPRA/NAREIT Global Index (source: Wilshire).

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

its first conversion since SIIQ legislation was enacted in 2007, creating a vehicle similar to U.S. REITs; in April IGD, a retail-property manager, announced that it had elected to convert to the REIT model, retroactive to January 1, 2008.

France (–3.2%) declined but significantly outperformed most other countries in the index. Fundamentals for Paris offices have remained solid, consumer spending has been healthy and debt levels are low. The Netherlands (+0.9%) benefited from good fundamentals for malls and shopping centers in many of the markets in which dominant retailers operate. Finland (–10.9%) and Sweden (–12.0%), performed more in line with the broad market, despite having above-average economic growth. Norway's large loss (–33.7%) reflected a company-specific merger concern.

German stock selection dampened fund performance, but French stock selection helped

The fund modestly underperformed its benchmark in the period. Our lack of investment in Belgium and Switzerland dragged on results; while most European markets saw double-digit losses, these two countries had modest gains, as investors favored them for their perceived defensive characteristics. Stock selection in Germany and the Netherlands also detracted from performance.

The fund benefited from our U.K. stock selection and decision to reduce exposure to London's financial sector, where the ripple effects of the global financial crisis were most strongly felt. Even so, we remained overweight the U.K., based on valuations we viewed as attractive, and this partly offset the benefits of our stock selection. Our overweight in France buoyed relative returns. Stock selection in France and Italy also contributed to performance, as did our lack of exposure to Poland and Spain; the latter fell more than 60% on worries over the weakening housing market that had been driving Spain's economy.

Overall, returns were better in U.S. dollar terms than in local currencies, as the euro's appreciation against the dollar more than offset the effect of a weaker British pound.

Investment Outlook

If the U.K. economy slows, as we expect, all property companies, including those with a focus on West End office buildings, are likely to experience declining values and rising capitalization rates. To date, the West End's diversified tenant base has made it more resilient than the City, which is dominated by financial institutions; but it is unlikely, in our opinion, that the two London neighborhoods would completely decouple in a prolonged economic slowdown.

Similarly, France faces economic headwinds that may drive capitalization rates up and widen spreads. A number of office buildings slated to come on the market in Paris' La Défense business district beginning in 2011 may be delayed or cancelled if the credit crunch persists.

Germany's economy is expected to slow on the back of the euro's appreciation against the dollar. Although most of German GDP centers on exports to the rest of Europe, it will not be immune to the effects of declining

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

European exports to the United States. If uneasy consumers retrench, Germany will likely experience an economic slowdown.

While credit concerns have eased somewhat from the high levels seen at the start of the period, we expect investors will maintain their preference for conservatively financed property companies over those with high debt levels. Our focus remains on companies with stronger balance sheets and relatively predictable cash flow growth.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	W. JOSEPH HOULIHAN

Portfolio Manager	Portfolio Manager

  GERIOS J.M. ROVERS

  Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns for the Periods Ended April 30, 2008

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	–27.28%[a]	–25.03%[b]	—
1 Year (without sales charge)	–23.85%	–24.27%	–23.59%
Since Inception[c] (with sales charge)	–28.78%	–25.97%[b]	—
Since Inception[c] (without sales charge)	–25.58%	–25.97%	–25.34%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The annulized gross and net expense ratios, respectively, for each class of shares as disclosed in the March 1, 2008 prospectuses were as follows: Class A—5.26% and 1.80%; Class C—6.12% and 2.45%; and Class I—7.19% and 1.45%. Through October 31, 2008, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's annual operating expenses at 1.80% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of April 13, 2007.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007—April 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007– April 30, 2008
Class A
Actual (–9.99% return)	$1,000.00	$900.10	$8.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.91	$9.02
Class C
Actual (–10.20% return)	$1,000.00	$898.00	$11.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.68	$12.26
Class I
Actual (–9.78% return)	$1,000.00	$902.20	$6.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.27

*  Expenses are equal to the fund's Class A, Class C and Class I annualized net expense ratio of 1.80%, 2.45%, and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 3.89%, 4.59%, and 3.60%, respectively.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

APRIL 30, 2008

Top Ten Holdings
(Unaudited)

Security	Market Value	% of Net Assets
Unibail-Rodamco	$2,531,319	15.2%
Land Securities Group PLC	2,066,686	12.4
Hammerson PLC	1,009,078	6.1
British Land Co., PLC	829,292	5.0
Segro PLC	777,227	4.7
Corio NV	652,515	3.9
Great Portland Estates PLC	593,671	3.6
Liberty International PLC	579,110	3.5
Derwent London PLC	521,551	3.1
ICADE	510,693	3.1

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

		Number of Shares	Value
COMMON STOCK	99.3%
AUSTRIA	3.1%
DIVERSIFIED
CA Immobilien Anlagen AGa		14,107	$329,309
Immofinanz Immobilien Anlagen AG		16,590	183,663
TOTAL AUSTRIA			512,972
BELGIUM	0.5%
INDUSTRIAL
Warehouses De Pauw SCA		1,204	83,659
FINLAND	4.2%
DIVERSIFIED	1.4%
Citycon Oyj		41,281	240,429
OFFICE	2.8%
Sponda Oyj		27,904	348,130
Technopolis Oyj		12,598	113,700
			461,830
TOTAL FINLAND			702,259
FRANCE	27.1%
DIVERSIFIED	22.9%
Eurosic		2,946	153,043
Fonciere des Regions		2,667	406,861
ICADE		3,562	510,693
Societe Immobiliere de Location pour L'Industrie et le Commerce (Silic)		1,470	210,941
Unibail-Rodamco		9,780	2,531,319
			3,812,857
SHOPPING CENTER	4.2%
Klepierre		5,493	335,449
Mercialys Promesse		8,041	374,534
			709,983
TOTAL FRANCE			4,522,840

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2008 (Unaudited)

		Number of Shares	Value
GERMANY	4.7%
APARTMENT	1.5%
Deutsche Wohnen AG		7,854	$193,766
Gagfah SA		3,580	61,881
			255,647
DIVERSIFIED	1.8%
IVG Immobilien AG		11,584	292,661
OFFICE	1.4%
Alstria Office AG		11,796	231,157
TOTAL GERMANY			779,465
ITALY	2.1%
OFFICE	1.5%
Beni Stabili S.p.A.		223,987	251,991
SHOPPING CENTER	0.6%
Immobiliare Grande Distribuzione		28,112	97,338
TOTAL ITALY			349,329
NETHERLANDS	9.4%
INDUSTRIAL	1.0%
ProLogis European Properties		10,237	166,240
OFFICE	1.3%
VastNed Offices/Industrial NV		6,320	208,321
RETAIL	2.1%
Eurocommercial Properties NV		6,028	348,260
SHOPPING CENTER	5.0%
Corio NV		6,966	652,515
VastNed Retail NV		1,851	187,924
			840,439
TOTAL NETHERLANDS			1,563,260
NORWAY	1.0%
DIVERSIFIED
Norwegian Property ASA		18,602	162,295

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2008 (Unaudited)

		Number of Shares	Value
SWEDEN	4.9%
DIVERSIFIED	3.0%
Castellum AB		25,548	$288,044
Fabege AB		22,804	214,255
			502,299
OFFICE	1.9%
Klovern AB		79,412	310,385
TOTAL SWEDEN			812,684
UNITED KINGDOM	42.3%
DIVERSIFIED	24.4%
British Land Co., PLC		49,594	829,292
Hammerson PLC		50,348	1,009,078
Helical Bar PLC		23,862	161,312
Land Securities Group PLC		67,495	2,066,686
			4,066,368
INDUSTRIAL	6.2%
Brixton PLC		42,837	254,028
Segro PLC		84,748	777,227
			1,031,255
OFFICE	6.7%
Derwent London PLC		19,590	521,551
Great Portland Estates PLC		65,157	593,671
			1,115,222
SELF STORAGE	1.5%
Big Yellow Group PLC		11,313	88,625
Safestore Holdings Ltd.		59,753	172,864
			261,489
SHOPPING CENTER	3.5%
Liberty International PLC		29,690	579,110
TOTAL UNITED KINGDOM			7,053,444
TOTAL COMMON STOCK (Identified cost—$15,996,814)			16,542,207

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2008 (Unaudited)

		Number of Rights	Value
RIGHTS	0.0%
FINLAND
Technopolis Oyj, expires 5/20/08[a] (Identified cost—$0)		12,598	$7,554
TOTAL INVESTMENTS (Identified cost—$15,996,814)	99.3%		16,549,761
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7%		110,262
NET ASSETS	100.0%		$16,660,023

Note: Percentages indicated are based on the net assets of the fund.

a  Non-income producing security.

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$15,996,814)	$16,549,761
Foreign currency, at value (Identified cost—$19,113)	19,265
Receivable for investment securities sold	544,911
Receivable due from advisor	122,317
Dividends receivable	102,709
Receivable for fund shares sold	50,961
Other assets	88
Total Assets	17,390,012
LIABILITIES:
Payable to custodian	381,697
Payable for investment securities purchased	157,723
Payable for fund shares redeemed	35,555
Payable for administration fees	10,987
Payable for directors' fees	8,930
Payable for distribution fees	317
Payable for shareholder servicing fees	112
Other liabilities	134,668
Total Liabilities	729,989
NET ASSETS	$16,660,023
NET ASSETS consist of:
Paid-in-capital	$21,006,594
Accumulated undistributed net investment income	59,635
Accumulated net realized loss	(4,959,615)
Net unrealized appreciation	553,409
$16,660,023

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

April 30, 2008 (Unaudited)

CLASS A SHARES:
NET ASSETS	$7,005,253
Shares issued and outstanding ($0.001 par value common stock outstanding)	839,956
Net asset value and redemption price per share	$8.34
Maximum offering price per share ($8.34 ÷ 0.955)[a]	$8.73
CLASS C SHARES:
NET ASSETS	$5,421,667
Shares issued and outstanding ($0.001 par value common stock outstanding)	651,431
Net asset value and offering price per share[b]	$8.32
CLASS I SHARES:
NET ASSETS	$4,233,103
Shares issued and outstanding ($0.001 par value common stock outstanding)	506,353
Net asset value, offering, and redemption price per share	$8.36

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2008 (Unaudited)

Investment Income:
Dividend income (net of $42,620 of foreign withholding tax)	$328,432
Interest income	10,331
Total Income	338,763
Expenses:
Investment advisory fees	109,870
Offering costs	58,680
Professional fees	56,674
Registration and filing fees	49,330
Distribution fees—Class A	15,324
Distribution fees—Class C	21,049
Administration fees	33,927
Custodian fees and expenses	32,864
Directors' fees and expenses	27,820
Transfer agent fees and expenses	11,822
Shareholder servicing fees—Class A	6,130
Shareholder servicing fees—Class C	7,016
Miscellaneous	10,511
Total Expenses	441,017
Reduction of Expenses (See Note 2)	(232,187)
Net Expenses	208,830
Net Investment Income	129,933
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(4,616,669)
Foreign currency transactions	(27,952)
Net realized loss	(4,644,621)
Net change in unrealized appreciation (depreciation) on:
Investments	2,444,255
Foreign currency translations	(953)
Net change in unrealized appreciation (depreciation)	2,443,302
Net realized and unrealized loss	(2,201,319)
Net Decrease in Net Assets Resulting from Operations	$(2,071,386)

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2008	For the Period April 13, 2007[a] through October 31, 2007
Change in Net Assets:
From Operations:
Net investment income	$129,933	$150,472
Net realized loss	(4,644,621)	(353,918)
Net change in unrealized appreciation	2,443,302	(1,889,893)
Net decrease in net assets resulting from operations	(2,071,386)	(2,093,339)
Dividends to Shareholders from net investment income:
Class A	(149,632)	—
Class C	(21,306)	—
Class I	(36,379)	—
Total dividends to shareholders	(207,317)	—
Capital Stock Transactions:
Increase (decrease) in net assets from fund share transactions	(3,461,257)	24,393,047
Total increase (decrease) in net assets	(5,739,960)	22,299,708
Net Assets:
Beginning of period	22,399,983	100,275
End of period[b]	$16,660,023	$22,399,983

a  Commencement of operations.

b  Includes undistributed net investment income of $59,635 and $137,019, respectively.

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended April 30, 2008	For the Period April 13, 2007[a] through October 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$9.34	$11.46
Income from investment operations:
Net investment income[b]	0.04	0.08
Net realized and unrealized loss on investments	(0.98)	(2.21)
Total from investment operations	(0.94)	(2.13)
Less dividends to shareholders from net investment income	(0.06)	—
Redemption fees retained by the fund	0.00 [c]	0.01
Net decrease in net asset value	(1.00)	(2.12)
Net asset value, end of period	$8.34	$9.34
Total investment return[d,e]	–9.99%	–18.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.0	$11.5
Ratio of expenses to average daily net assets (before expense reduction)[f]	3.89%	5.26%[g]
Ratio of expenses to average daily net assets (net of expense reduction)[f]	1.80%	1.80%
Ratio of net investment loss to average daily net assets (before expense reduction)[f]	(1.11)%	(1.89)%
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	0.98%	1.57%
Portfolio turnover rate[e]	73%	17%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS—(Unaudited)(Continued)

	Class C
	For the Six Months Ended April 30, 2008	For the Period April 13, 2007[a] through October 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$9.31	$11.46
Income from investment operations:
Net investment income[b]	0.04	0.06
Net realized and unrealized loss on investments	(1.00)	(2.22)
Total from investment operations	(0.96)	(2.16)
Less dividends to shareholders from net investment income	(0.03)	—
Redemption fees retained by the fund	0.00 [c]	0.01
Net decrease in net asset value	(0.99)	(2.15)
Net asset value, end of period	$8.32	$9.31
Total investment return[d,e]	–10.20%	–18.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.4	$6.5
Ratio of expenses to average daily net assets (before expense reduction)[f]	4.59%	6.12%[g]
Ratio of expenses to average daily net assets (net of expense reduction)[f]	2.45%	2.45%
Ratio of net investment loss to average daily net assets (before expense reduction)[f]	(1.18)%	(2.58)%
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	0.97%	1.09%
Portfolio turnover rate[d]	73%	17%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Not annualized.

e  Does not reflect sales charges, which would reduce return.

f  Annualized.

g  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS—(Unaudited)(Continued)

	Class I
	For the Six Months Ended April 30, 2008	For the Period April 13, 2007[a] through October 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$9.35	$11.46
Income from investment operations:
Net investment income[b]	0.09	0.17
Net realized and unrealized loss on investments	(1.01)	(2.29)
Total from investment operations	(0.92)	(2.12)
Less dividends to shareholders from net investment income	(0.07)	—
Redemption fees retained by the fund	0.00 [c]	0.01
Net decrease in net asset value	(0.99)	(2.11)
Net asset value, end of period	$8.36	$9.35
Total investment return[d]	–9.78%	–18.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.2	$4.4
Ratio of expenses to average daily net assets (before expense reduction)[e]	3.60%	7.19%[f]
Ratio of expenses to average daily net assets (net of expense reduction)[e]	1.45%	1.45%
Ratio of net investment loss to average daily net assets (before expense reduction)[e]	(0.07)%	(2.58)%
Ratio of net investment income to average daily net assets (net of expense reduction)[e]	2.08%	3.16%
Portfolio turnover rate[d]	73%	17%

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Not annualized.

e  Annualized.

f  Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the fund's other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

See accompanying notes to financial statements.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers European Realty Shares, Inc. (the fund) was incorporated under the laws of the State of Maryland on January 29, 2007 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is total return. The fund had no operations until March 22, 2007 when it sold 100 shares each of Class A and C and 8,550 shares of Class I for $100,275 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on April 13, 2007. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/ (depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales,

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements. Each of the fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an advisory agreement (the advisory agreement), the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a monthly fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the fund.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the six months ended April 30, 2008, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's annual operating expenses at 1.80% for the Class A shares, 2.45% for the Class C shares and 1.45% for the Class I shares.

Under a subadvisory agreement between the advisor and Cohen & Steers Europe S.A. and Cohen & Steers UK Limited (the subadvisors), each a wholly owned subsidiary of the advisor, the subadvisors provide investment research and advisory services on European real estate companies and in the case of Cohen & Steers Europe S.A., provide trade order execution services to the fund. For its services provided under the subadvisory agreements, the advisor (not the fund) pays each subadvisor a monthly fee at the annual rate of 0.25% of the average daily net assets of the fund. For the six months ended April 30, 2008, the advisor paid each subadvisor $27,467.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.10% of the fund's average daily net assets. For the six months ended April 30, 2008, the fund paid the advisor $10,987 in fees under this administration agreement. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the fund will pay the distributor a fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For the six months ended April 30, 2008, the fund has been advised that the distributor received $1,425 in sales commissions from the sale of Class A shares and that the distributor also received $5,522 and $9,619 of contingent deferred sales charges relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class C shares, including payments to dealers and other financial intermediaries for selling Class C shares and interest and other financing costs associated with Class C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $131 from the fund for the six months ended April 30, 2008.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Offering Costs: The advisor incurred offering costs on behalf of the fund in the amount of $126,752. Such expenses were deferred and were fully amortized as of April 12, 2008.

Investment by Affiliates: At April 30, 2008, the advisor owned 22% of the fund.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2008 totaled $15,895,806 and $18,804,664, respectively.

Note 4. Income Tax Information

As of October 31, 2007, the fund had a net capital loss carryforward of $113,157 which will expire on October 31, 2015. This carryforward may be used to offset future capital gains to the extent provided by regulations.

As of April 30, 2008, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$1,063,470
Gross unrealized depreciation	(510,523)
Net unrealized appreciation	$552,947
Cost for federal income tax purposes	$15,996,814

Note 5. Capital Stock

The fund is authorized to issue 600 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

	For the Six Months Ended April 30, 2008		For the Period April 13, 2007[a] through October 31, 2007
	Shares	Amount	Shares	Amount
Class A:
Sold	1,859,798	$14,794,181	1,359,780	$13,399,885
Issued as reinvestment of dividends	1,662	13,230	—	—
Redeemed	(2,249,510)	(18,266,526)	(131,874)	(1,228,194)
Redemption fees retained by the fund[b]	—	2,296	—	4,956
Net increase (decrease)	(388,050)	$(3,456,819)	1,227,906	$12,176,647

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended April 30, 2008		For the Period April 13, 2007[a] through October 31, 2007
	Shares	Amount	Shares	Amount
Class C:
Sold	258,445	$2,130,198	793,600	$7,814,956
Issued as reinvestment of dividends	1,002	7,977	—	—
Redeemed	(304,284)	(2,402,903)	(97,432)	(906,697)
Redemption fees retained by the fund[b]	—	1,021	—	3,150
Net increase (decrease)	(44,837)	$(263,707)	696,168	$6,911,409
Class I:
Sold	31,578	$264,756	513,280	$5,758,768
Issued as reinvestment of dividends	695	5,534	—	—
Redeemed	(1,422)	(11,764)	(46,328)	(456,925)
Redemption fees retained by the fund[b]	—	743	—	3,148
Net increase	30,851	$259,269	466,952	$5,304,991

a  Commencement of operations

b  The fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Prior to September 28, 2007, the redemption fee was charged at a rate of 1% on shares sold within six months of the time of purchase.

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2008. The fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended April 30, 2008, the fund did not utilize the line of credit.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the fund's financial statements.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption will have on the fund's financial statements. FAS 161 is effective for fiscal years beginning after November 15, 2008.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking high current income, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Ave
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Ave
New York, NY 10017
(212) 832-3232

Nasdaq Symbol: Class A—EURAX
Class C—EURCX
Class I—EURIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers European Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

EUROPEAN REALTY SHARES

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

APRIL 30, 2008

EURAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President and Chief Executive Officer

Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President and Chief Executive Officer (principal executive officer)

By:	/s/ James Giallanza

     Name: James Giallanza

Title: Treasurer (principal financial officer)

Date: June 25, 2008